Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Note 8 - Subsequent Events

Common Stock and Warrant Offerings

Subsequent to March 31, 2015, the Company issued an aggregate of 700,000 shares of common stock at prices ranging from $0.25 to $0.30 per share to investors for gross proceeds of $200,000. In connection with the purchases, the Company issued five-year warrants to purchase an aggregate of 175,000 shares of common stock at an exercise price of $0.75 per share of common stock.

Stock-Based Compensation

Subsequent to March 31, 2015, the Company issued an aggregate of 144,616 shares of common stock and five-year warrants to purchase an aggregate of 600,000 shares of common stock at exercise prices ranging from $0.38 to $0.60 per share to satisfy certain consulting and other obligations.

Board of Directors

On April 6, 2015, the Company elected a new director to replace a director who had previously resigned. Concurrent with the election, the Company granted a ten-year option to purchase 300,000 shares of common stock at an exercise price of $0.40 per share, pursuant to the Plan. The shares vest ratably over three years on the grant date anniversaries.

Short Term Advances

Subsequent to March 31, 2015, the Company received an aggregate of $84,015 in non-interest bearing advances from an officer and made aggregate repayments of $135,030.

Notes Payable

On May 8, 2015, the Company issued a six-month convertible note with a principal amount of $100,000 which bears interest at a rate of 10% per annum payable upon maturity. The convertible note is convertible into shares of the Company’s common stock at the election of the Company during the period beginning five days prior to maturity and ending on the day immediately prior to maturity at a conversion price equal to at the greater of (a) 65% of the fair value of the Company’s stock or (b) $0.15 per share. In connection with the financing, a five-year warrant to purchase 126,923 shares of common stock at an exercise price of $0.50 per share was issued to the lender.

On May 11, 2015, Cayman and the Bermuda Lender agreed to extend the maturity date of a note with a principal balance of $410,938 from May 7, 2015 to June 30, 2015 (the “New Maturity Date”). The Bermuda Lender waived any and all defaults under the note, including with respect to the failure by the Company to pay to the Bermuda Lender pursuant to the note the aggregate amount of $316,297 (the “Unpaid Amount”) received by the Company from its research and development agreements (see Note 3 – Summary of Significant Accounting Policies – Revenue Recognition – Research and Development Agreements). The extension agreement provided for the payment of the Unpaid Amount on the New Maturity Date together with all other amounts then payable pursuant to the note.

On May 11, 2015, 2015, pursuant to the provisions of a convertible note with a principal balance of $75,000, the Company elected to convert the initial $25,000 of principal, together with accrued interest of $1,205, into 118,043 shares of common stock at a conversion price of $0.22 per share. On May 21, 2015, pursuant to the provisions of the convertible note, the Company elected to convert the second $25,000 of principal, together with accrued interest of $1,301, into 101,943 shares of common stock at a conversion price of $0.26 per share.

On May 14, 2015, the Company and a lender agreed to exchange a note payable with a principal balance of $282,873, along with accrued and unpaid interest of $25,296, for 1,027,231 shares of common stock and an immediately vested, five-year warrant to purchase 256,808 shares of common stock at an exercise price of $0.75 per share. In connection with the exchange, the Company extended the expiration date of a previously outstanding warrant to purchase 140,000 shares of common stock from December 31, 2015 to December 31, 2017.

On May 14, 2015, the Company issued a convertible note in the principal amount of $100,000 which bears interest at a rate of 10% per annum payable on maturity. The convertible note is payable as follows: (i) $25,000 of the principal and the respective accrued interest on such principal is payable six months from the issuance date (the “First Maturity Date”), (ii) $25,000 of principal and the respective accrued interest on such principal is payable two weeks following the First Maturity Date (the “Second Maturity Date”), (iii) $25,000 of principal and the respective accrued interest on such principal is payable four weeks following the First Maturity Date (the “Third Maturity Date”) and (iv) $25,000 of principal and the respective accrued interest on such principal is payable six weeks following the First Maturity Date (the “Fourth Maturity Date”). Each $25,000 of principal and the respective accrued interest on such principal is convertible into shares of the Company’s common stock at the election of the Company during the period beginning five days prior to each maturity date and ending on the day immediately prior to each maturity date at a conversion price equal to the greater of (a) 62% of the fair value of the Company’s stock or (b) $0.15 per share. In the event that the Company elects to effect a conversion, then, during the five day period following the conversion, the holder shall have the right to convert the then outstanding principal amount of the convertible note, together with accrued and unpaid interest thereon, into shares of the Company’s common stock at a conversion price equal to the conversion price in the Company-effected conversion.

On May 20, 2015, the Company issued a six-month convertible note with a principal amount of $50,000 which bears interest at a rate of 10% per annum payable upon maturity. The convertible note is convertible into shares of the Company’s common stock at the election of the Company during the period beginning five days prior to maturity and ending on the day immediately prior to maturity at a conversion price equal to the greater of (a) 65% of the fair value of the Company’s stock; or (b) $0.15 per share. In connection with the financing, a five-year warrant to purchase 58,929 shares of common stock at an exercise price of $0.50 per share was issued to the lender.

On May 27, 2015, the Company and the Bermuda Lender agreed to exchange five notes with an aggregate principal amount of $4,410,938 and aggregate accrued interest of $69,436 for 14,934,578 shares of common stock and an immediately vested five-year warrant to purchase 3,733,645 shares of common stock at an exercise price of $0.75 per share. In connection with the exchange, the Company extended the expiration date of a previously outstanding warrant to purchase 800,000 shares of common stock from December 31, 2015 to December 31, 2017.

On May 27, 2015, the Company and a lender agreed to exchange a note payable with a principal balance of $50,000 for 166,667 shares of common stock and an immediately vested, five-year warrant to purchase 41,667 shares of common stock at an exercise price of $0.75 per share. In connection with the exchange, the Company extended the expiration date of a previously outstanding warrant to purchase 35,000 shares of common stock from December 31, 2015 to December 31, 2017.

On May 27, 2015, the Company and a lender agreed to exchange two notes payable with an aggregate principal balance of $260,000 for 866,667 shares of common stock and an immediately vested, five-year warrant to purchase 216,667 shares of common stock at an exercise price of $0.75 per share. In connection with the exchange, the Company extended the expiration date of previously outstanding warrants to purchase an aggregate of 130,000 shares of common stock from December 31, 2015 to December 31, 2017.

On May 29, 2015, the Company extended the expiration date of previously outstanding warrants to purchase an aggregate of 100,000 shares of common stock from December 31, 2015 to December 31, 2017.

Note 11 - Subsequent Events

Research and Development Agreements; Bermuda Lender

Subsequent to December 31, 2014, the Company received the third and fourth payments of four quarterly payments in the aggregate amount of $177,234 pursuant to the research and development agreement with a U.S. pharmaceutical company discussed in Note 3 – Summary of Significant Accounting Policies – Revenue Recognition – Research and Development Agreements. This payment triggered the mandatory principal prepayment of $177,237 of the note payable that was issued to the Bermuda Lender on May 8, 2014. As of the filing date of this report, $266,297 of mandatory prepayments to the Bermuda Lender related to the research agreement were unpaid.

Subsequent to December 31, 2014, the Company received payment in the amount of $50,000 pursuant to the research and development agreement with a Japanese pharmaceutical company discussed in Note 3 – Summary of Significant Accounting Policies – Revenue Recognition – Research and Development Agreements. As of the filing date of this report, a $50,000 mandatory prepayment to the Bermuda Lender related to the research and development agreement was unpaid.

Short Term Advances

Subsequent to December 31, 2014, the Company received an aggregate of $60,055 in non-interest bearing advances from an officer and made aggregate repayments of $60,055.

Notes Payable

Subsequent to December 31, 2014, the Company issued a convertible note with a principal amount of $30,000 which bears interest at a rate of 12% annum payable upon maturity. The convertible note, is convertible into shares of the Company’s common stock at the election of the Company during the period beginning five days prior to maturity and ending on the day immediately prior to maturity at the greater of (a) 55% of the fair value of the Company’s stock or (b) $0.10 per share.

Subsequent to December 31, 2014, the Company elected to convert a convertible note with a principal balance of $50,000 and accrued interest of $5,984 into 222,245 shares of common stock at a conversion price of $0.25 per share.

Notes payable, non-current portion represents notes payable that were either exchanged for equity or whose maturities were extended past December 31, 2015 after the balance sheet date but before the consolidated financial statements were issued. Accrued interest, non-current portion represents the accrued interest that, after the balance sheet date but before the consolidated financial statements were issued, was either exchanged for equity or converted into the principal amount of a note payable classified as non-current.

Employment Agreements

On February 9, 2015, the Company hired a President for its Disc/Spine Division. As compensation the Company granted to the President of its Disc/Spine Division a ten-year option to purchase 500,000 shares of common stock at an exercise price of $0.46 per share, pursuant to the Plan. The shares vest annually over three years on the grant date anniversaries.

On March 9, 2015, the Company and the CEO agreed to extend the term of his employment agreement to December 31, 2017. Pursuant to the employment agreement, the CEO is entitled to receive a salary of $400,000 per annum. The CEO is entitled to receive an annual bonus for 2015 equal to 50% of his annual base salary and an annual bonus for the years 2016 and 2017 equal to 50% of his annual base salary in the event certain performance goals, as determined by the Company’s Compensation Committee, are satisfied. Pursuant to the employment agreement, in the event that the CEO’s employment is terminated by the Company without “cause”, or the CEO terminates his employment for “good reason” (each as defined in the employment agreement), the CEO would be entitled to receive severance in an amount equal to one time his then annual base salary and certain benefits, plus $100,000 (in lieu of bonus). In addition, pursuant to the employment agreement, the CEO would be entitled to receive such severance in the event that the term of his employment agreement is not extended beyond December 31, 2017 and, within three months of such expiration date, his employment is terminated by the Company without “cause” or the CEO terminates his employment for any reason. Further, in the event that the CEO’s employment is terminated by the Company without “cause”, or the CEO terminates his employment for “good reason”, following a “change in control” (as defined in the employment agreement), the CEO would be entitled to receive severance in an amount equal to one and one-half times his then annual base salary and certain benefits, plus $300,000 (in lieu of bonus).

On March 9, 2015, the Company agreed to amend the at will employment agreement with its Vice President of Research and Development (“VP of R&D”). Pursuant to the employment agreement, as amended, in the event that the VP of R&D’s employment with the Company is terminated without cause, the VP of R&D would currently be entitled to receive a cash severance payment of $125,000.

Common Stock and Warrant Offerings

Subsequent to December 31, 2014, the Company issued an aggregate of 2,703,333 shares of common stock at prices ranging from $0.25 to $0.30 per share to investors for aggregate gross proceeds of $801,000. In connection with the purchases, the Company issued warrants to purchase an aggregate of 850,833 shares of common stock at exercise prices ranging from $0.40 to $0.75 per share of common stock. The warrants have a term of five years. In connection with the common stock and warrant offerings, a previously outstanding warrant to purchase 80,000 shares of common stock at an exercise price of $0.75 per share had its expiration date extended from December 31, 2015 to December 31, 2016.

Stock-Based Compensation

Subsequent to December 31, 2014, the Company issued an aggregate of 270,295 shares of common stock valued at $73,528 to consultants pursuant to consulting agreements.

On January 23, 2015, the Company granted a five-year option to consultants to purchase an aggregate 100,000 shares of common stock at an exercise price of $0.47 per share, pursuant to the Plan. The shares vest as follows: (i) 75,000 shares vest ratably over three months on the grant date anniversaries, (ii) 12,500 shares vest immediately and (iii) 12,500 shares vest on the grant date anniversary.